16. WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Warrants Details
Number of Warrants, Beginning	2,945,000	525,000
Number of Warrants, Issued		2,420,000
Number of Warrants, Exercised	1,332,885	0
Number of Warrants, Expired	0	0
Number of Warrants, Ending	1,612,115	2,945,000
Weighted Average Exercise Price, Beginning	$ 5.98	$ 6.90
Weighted Average Exercise Price, Issued		5.80
Weighted Average Exercise Price, Exercised	1.28	0.00
Weighted Average Exercise Price, Expired		0.00
Weighted Average Exercise Price, Ending	$ 9.28	$ 5.98